Supplement to

Calvert Sustainable and Socially Responsible Equity Funds Prospectus
Class A, B, C and Y
dated January 31, 2010, as revised March 10, 2010

Date of Supplement: November 30, 2010

On November 29, 2010, Calvert Mid Cap Value Fund merged into Calvert Capital Accumulation Fund.  Accordingly, please delete from the Prospectus all references and information regarding Calvert Mid Cap Value Fund.

On November 29, 2010, Calvert New Vision Small Cap Fund merged into Calvert Small Cap Fund (formerly Calvert Small Cap Value Fund, which converted to Calvert Small Cap Fund concurrently with the merger).  Accordingly, please delete from the Prospectus all references and information regarding Calvert New Vision Small Cap Fund.

Calvert Capital Accumulation Fund

Under the heading “Fees and Expenses of the Fund” in the Fund Summary for Calvert Capital Accumulation Fund on page 18 of the Prospectus, the Annual Fund Operating Expenses table is deleted and replaced with the following updated table and footnote thereto:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.46%	1.09%	0.57%
Total annual Fund operating expenses	1.61%	2.99%	2.47%
Less fee waiver and/or expense reimbursement[2]	(0.02%)	--	--
Net expenses	1.59%	--	--

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.59% for Class A and 2.59% for Class C. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Under the heading “Fees and Expenses of the Fund” in the Fund Summary for Calvert Capital Accumulation Fund on page 18 of the Prospectus, the expense example is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

•  your investment has a 5% return each year;

•  the Fund’s operating expenses remain the same; and

•  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1	$629	$802	$302	$350	$250
3	$957	$1,324	$924	$770	$770
5	$1,308	$1,772	$1,572	$1,316	$1,316
10	$2,294	$3,048	$3,048	$2,806	$2,806

In the table under “Distribution and Service Fees” on page 64 of the Prospectus, delete the numbers  provided for Calvert Capital Accumulation Fund under the columns “Maximum Amount Payable (Class A)” and “Amount Authorized” and insert “0.25%” in each column.

Calvert Small Cap Fund

Under the heading “Fees and Expenses of the Fund” in the Fund Summary for Calvert Small Cap Fund on page 32 of the Prospectus, the Shareholder Fees and Annual Fund Operating Expense tables are deleted and replaced with the following updated tables and footnotes thereto:

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a % of purchase or redemption proceeds, whichever is lower)[1]	None	5.00%	1.00%
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

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Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.54%	1.25%	0.75%
Total annual Fund operating expenses	1.74%	3.20%	2.70%
Less fee waiver and/or expense reimbursement[2]	(0.05%)	(0.01%)	(0.01%)
Net expenses	1.69%	3.19%	2.69%

1 The contingent deferred sales charge reduces over time.

2 Calvert has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Under the heading “Fees and Expenses of the Fund” in the Fund Summary for Calvert Small Cap Fund on page 32 of the Prospectus, the expense example is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•  you invest $10,000 in the Fund for the time periods indicated and then either sell or hold your shares at the end of those periods;

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•  your investment has a 5% return each year;

•  the Fund’s operating expenses remain the same; and

•  any Calvert expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Number of Years Investment is Held	Class A	Class B		Class C
		Sold	Held	Sold	Held
1 year	$639	$822	$322	$372	$272
3 years	$992	$1,385	$985	$837	$837
5 years	$1,369	$1,873	$1,673	$1,429	$1,429
10 years	$2,425	$3,166	$3,166	$3,031	$3,031

Under “Investments, Risks and Performance – Performance” in the Fund Summary for Calvert Small Cap Fund on page 34 of the Prospectus, after the performance tables, add the following:

Note: There is no performance table for Class B because the Class has had less than one calendar year of operations.

Immediately under “Buying and Selling Shares” in the Fund Summary for Calvert Small Cap Fund on page 34 of the Prospectus, add the following:

Class B shares of the Fund are not available for new purchases, as described under “Choosing a Share Class” on page 87 of the Fund’s Prospectus.

Under “Advisory Fees” on page 85 of the Prospectus, add the following footnote for Calvert Small Cap Fund in the advisory fees table under the column “Advisory Fee”:

Effective November 30, 2010, the Advisor has agreed to voluntarily waive 0.05% in advisory fees, which results in an advisory fee of 0.70% of the Fund’s average daily net assets.

Under “Shareholder Information – How to Buy Shares – Choosing a Share Class” on page 87 of the Prospectus, add Calvert Small Cap Fund to the Funds listed under “Important Notice Regarding Class B Shares.”

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Under “Shareholder Information – How to Buy Shares – Choosing a Share Class” on page 87 of the Prospectus, in the chart listing Classes of shares offered by each Fund, move Calvert Small Cap Fund from the fourth group of Funds to the third group.

Under “Shareholder Information – How to Buy Shares – Choosing a Share Class” on page 89 of the Prospectus, add Calvert Small Cap Fund to the list of Funds under the heading “Class B.”

Under “Shareholder Information – How to Buy Shares – Service Fees and Arrangements with Broker/Dealers” on page 93 of the Prospectus, under the “Class B” column of the “Maximum Commission/Service Fees” table, insert “4.00%/0.25%” for Calvert Small Cap Fund.

CSIF Balanced Portfolio

Under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for CSIF Balanced Portfolio on page 1 of the Prospectus, add the following after the second paragraph:

The Fund may also use a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Fund.

Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for CSIF Balanced Portfolio on page 2 of the Prospectus, add the following prior to the last paragraph in the section:

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert International Opportunities Fund

Under “More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert International Opportunities Fund” on page 83 of the Prospectus, remove Jeremy Tigue, Terry Coles and Giles Money from the portfolio manager list.

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